Revenue	6 Months Ended
Jun. 30, 2022
Revenue
Revenue

Note 2 – Revenue

The table below summarizes Genmab’s revenue by type and collaboration partner, and royalties by product, under Genmab’s agreements.

	6 Months Ended	6 Months Ended
	June 30, 2022	June 30, 2021
(DKK million)
Revenue by type:
Royalties	4,727	2,595
Reimbursement revenue	287	227
Milestone revenue	176	731
Collaboration revenue	91	—
Total	5,281	3,553

Revenue by collaboration partner:
Janssen	4,206	2,846
AbbVie	—	245
Roche	390	162
Novartis	305	73
BioNTech	231	171
Seagen	138	56
Other	11	—
Total	5,281	3,553

Royalties by product:
DARZALEX	4,024	2,360
TEPEZZA	390	162
Kesimpta	296	72
Other	17	1
Total	4,727	2,595

In September 2020, Genmab commenced binding arbitration of two matters arising under its license agreement with Janssen relating to daratumumab. Under the license agreement, Genmab is, among other things, entitled to royalties from Janssen on net sales of daratumumab (marketed as DARZALEX for IV administration and as DARZALEX FASPRO in the United States and as DARZALEX SC in Europe for SC administration). In April 2022, the arbitral tribunal issued an award in the binding arbitration of the two matters. Genmab did not seek a review of the award, and the award is now final.

The first matter concerned the question as to whether Janssen’s obligation to pay royalties on net sales of licensed product extends, in each applicable country, until the expiration or invalidation of the last-to-expire relevant Genmab-owned patent or the last-to-expire relevant Janssen-owned patent covering the product, as further defined and described in the license agreement. As to that matter, the tribunal determined by majority opinion that Janssen’s obligation to pay royalties to Genmab on net sales of licensed product, in each applicable country, extends through the expiration or invalidation of the last-to-expire relevant Genmab-owned patent covering the product or use thereof, but not the relevant Janssen-owned patent. The relevant Genmab-owned issued U.S., European and Japanese patents will expire in the late 2020s and early 2030s.

The second matter concerned the question as to whether Genmab is required to share in Janssen’s royalty payments to Halozyme for the Halozyme enzyme technology used in the SC formulation of daratumumab (marketed as DARZALEX FASPRO in the U.S.). The royalties Janssen pays to Halozyme represent a mid-single digit percentage rate of SC daratumumab net sales. As to that matter, the tribunal ruled by majority opinion that Janssen is permitted to continue reducing its royalty payments to Genmab as an offset against a share of Janssen’s royalty payments made to Halozyme.

Refer to Note 2.1 in the Annual Report for further details regarding revenue.